Document And Entity Information	Sep. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002053791
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	Bitwise Dogecoin ETF
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-42976
Entity Tax Identification Number	39-7239367
Entity Address, Address Line One	250 Montgomery Street, Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	707-3663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Title of 12(b) Security	Common Shares of Bitwise Dogecoin ETF
Trading Symbol	BWOW
Security Exchange Name	NYSEArca
Entity Ex Transition Period	false